Income Tax Matters - Tax Payables and Receivables (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Abstract]
Tax withholdings	€ 98	€ 154
Indirect taxes	781	1,030
Social security	123	151
Current income taxes payable	580	580
Other	465	426
Total	2,047	2,341
Indirect tax	1,073	618
Current income taxes receivable	456	618
Other	147	139
Total	€ 1,676	€ 1,375